Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Reversal of provisions	₱ 2,594	₱ 2,679	₱ 999
Gains (losses) on derivative financial instruments – net (Note 28)	1,400	(378)	(284)
Gain on debt modification(1)	1,372
Gains on sale of property and equipment (Note 9)	884	3,369	88
Gain on dilution of shares (Note 11)	826	394
Interest income	656	1,210	1,745
Gain on change in fair value of Phunware, Inc., or Phunware (Note 12)	306
Gain on sale of Phunware (Note 12)	115
Equity share in net earnings (losses) of associates and joint ventures	(1,101)	(2,328)	(1,535)
Foreign exchange gains (losses) – net (Note 28)	(3,890)	1,488	424
Financing costs – net	(10,414)	(10,086)	(8,553)
Others – net (Notes 11, 12 and 14)	645	491	51
Total other expenses – net	₱ (6,607)	₱ (3,161)	₱ (7,065)